Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
14.	Related Party Transactions
During the normal course of business, the Company may enter into transactions with significant stockholders, directors and principal officers and their affiliates (collectively referred to herein as “related parties”). It is the Company’s policy that all such transactions are on substantially the same terms as those prevailing at the time for comparable transactions with third parties. At March 31, 2022 and December 31, 2021, the aggregate amounts of loans to related parties were approximately $596,000 and $569,000, respectively. During the three months ended March 31, 2022, loan originations to related parties totaled $50,000 and repayments from related party loans totaled $23,000. Related party unfunded commitments at March 31, 2022 were $150,000. There were no related party unfunded commitments at December 31, 2021.

14. Related Party Transactions
During the normal course of business, the Company may enter into transactions with significant stockholders, directors and principal officers and their affiliates (collectively referred to herein as “related parties”). It is the Company’s policy that all such transactions are on substantially the same terms as those prevailing at the time for comparable transactions with third parties. At December 31, 2021 and 2020, the aggregate amount of loans to related parties was approximately $569,000 and $382,000, respectively. During the year ended December 31, 2021, loan originations to related parties totaled $555,000 and repayments from related party loans totaled $368,000. Related party unfunded commitments at December 31, 2021 and 2020, were $0 and $233,000, respectively.